Supplemental Cash Flow Information - Changes in Non-Cash Working Capital Items Related to Operating Activities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Supplemental Cash Flow Information [Abstract]
Accounts receivable	$ (24,285)	$ 73,020	$ (59,003)
Prepaid expenses and other assets	804	1,899	(2,884)
Accounts payable and accrued liabilities	(23,745)	(87,597)	46,266
Advances from (to) affiliate	73,129	(98,806)	67,620
Change in non-cash working capital items related to operating activities	$ 25,903	$ (111,484)	$ 51,999